Loans and Financial Liabilities - Summary of Unsecured Notes (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2023	Dec. 31, 2021	Feb. 28, 2018	May 31, 2015
Disclosure of detailed information about borrowings [line items]
Gross Unsecured Notes	$ 2,045,000	$ 2,295,000
Less: Unsecured Notes fees and discounts, net of premiums	(13,297)	(20,349)
Total Unsecured Notes	2,031,703	2,274,651
Less: Short-term portion of Unsecured Notes	0	(249,650)
Long-term portion of Unsecured Notes	$ 2,031,703	2,025,001
2025 VCL Notes
Disclosure of detailed information about borrowings [line items]
Purpose	General corporate purposes, including without limitation working capital, capital expenditures, repayment of outstanding indebtedness and the acquisition of river vessels or ocean ships
Gross Unsecured Notes		250,000
Total Unsecured Notes	$ 250,000	250,000			$ 275,000	$ 250,000
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Purpose	To fund the tender offer and redemption of the 2022 VCL Notes and general corporate purposes
Gross Unsecured Notes	$ 825,000	825,000
Total Unsecured Notes	$ 825,000	825,000
2029 VCL Notes
Disclosure of detailed information about borrowings [line items]
Purpose	General corporate purposes
Gross Unsecured Notes	$ 500,000	500,000
Total Unsecured Notes	$ 500,000	500,000		$ 500,000
2031 VCL Notes
Disclosure of detailed information about borrowings [line items]
Purpose	To fund the redemption of the 13.000% Senior Secured Notes due 2025
Gross Unsecured Notes	$ 720,000	720,000
Total Unsecured Notes		$ 720,000	$ 720,000